Consolidated balance sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash, current	$ 46,609	$ 7,855
Marketable securities, current	424,455	15,274
Accounts receivable, current	92,951	46,131
Loans receivable, current	75,775	110,910
Total current assets	639,790	180,170
Oil and gas property, net	0	4,123
Total assets	639,790	184,293
Current liabilities
Accounts payable and accrued liabilities, current	103,457	41,640
Loan payable, current	177,068	176,312
Deferred revenue, current	0	91,892
Due to related parties, current	441,570	840,450
Total current liabilities	722,095	1,150,294
Asset retirement obligation	4,141	4,123
Total liabilities	726,236	1,154,417
Shareholders' deficit:
Common stock value	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive income (loss)	252,849	(71,790)
Accumulated deficit	(2,707,776)	(3,266,815)
Total stockholders' deficit	(86,446)	(970,124)
Total liabilities and stockholders' deficit	$ 639,790	$ 184,293